UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

QS

STRATEGIC REAL RETURN FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide an attractive long-term real return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Strategic Real Return Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	QS Strategic Real Return Fund

Performance review

For the six months ended March 31, 2020, Class A shares of QS Strategic Real Return Fund, excluding sales charges, returned -17.20%. The Fund’s unmanaged benchmark, Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Indexi, returned 2.50% for the same period. The Composite Indexii, representing the Fund’s underlying investments, returned -12.30% over the same time frame. The Lipper Flexible Portfolio Funds Category Averageiii returned -18.26% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS Strategic Real Return Fund:
Class A	-17.20%
Class A2	-17.29%
Class C	-17.55%
Class I	-17.12%
Class IS	-17.06%
Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index	2.50%
Composite Index	-12.30%
Lipper Flexible Portfolio Funds Category Average	-18.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class I and Class IS shares were 1.57%, 1.75%, 2.43%, 1.31% and 1.20%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds (“ETFs”), dividend expense on short sales, taxes and extraordinary expenses), to average net assets will not exceed 1.35% for Class A shares, 1.55% for

QS Strategic Real Return Fund	III

Performance review (cont’d)

Class A2 shares, 2.10% for Class C shares, 1.10% for Class I shares and 1.00% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: The Fund is subject to interest rate, credit, income, prepayment and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. Equity securities are subject to market and price fluctuations. The Fund is non-diversified, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The Fund is subject to the risks of the underlying funds in which it invests. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of any underlying funds, including ETFs. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use leverage, which may increase volatility and possibility of loss. The Fund may invest in REITs, which are closely linked to the performance of the real estate markets. The Fund is subject to the illiquidity, credit and interest rate risks of REITs, as well as risks associated with small-and mid-cap investments. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There

IV	QS Strategic Real Return Fund

is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Additional risks may include those risks associated with investing in commodities, ETFs, exchange-traded notes (ETNs) and master limited partnerships (MLPs). Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation Protected securities (TIPS).

ii

The Composite Index reflects the blended rate of return of the following underlying indices: 40% Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index, 20% MSCI All Country World Index, 20% S&P GSCI®, 10% FTSE NAREIT All REITs Index and 10% FTSE 1-Month U.S. Treasury Bill Index. The Composite Index is hedged to 50% exposure to the U.S. dollar, as defined by the U.S. Dollar Index (USDX). The Composite Index’s unhedged currency exposure is predominantly U.S. dollar-based. The Fund’s target hedged currency exposure is 50% U.S. dollar, 50% non-U.S. dollar. The Fund may deviate, either up or down, from its target currency allocation due to market conditions.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 97 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Strategic Real Return Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Strategic Real Return Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-17.20%	$1,000.00	$828.00	1.32%	$6.03	Class A	5.00%	$1,000.00	$1,018.40	1.32%	$6.66
Class A2	-17.29	1,000.00	827.10	1.51	6.90	Class A2	5.00	1,000.00	1,017.45	1.51	7.62
Class C	-17.55	1,000.00	824.50	2.07	9.44	Class C	5.00	1,000.00	1,014.65	2.07	10.43
Class I	-17.12	1,000.00	828.80	1.07	4.89	Class I	5.00	1,000.00	1,019.65	1.07	5.40
Class IS	-17.06	1,000.00	829.40	0.97	4.44	Class IS	5.00	1,000.00	1,020.15	0.97	4.90

[1]	For the six months ended March 31, 2020.

2	QS Strategic Real Return Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS Strategic Real Return Fund 2020 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

March 31, 2020

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 42.3%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	6,108,825	$6,795,946
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	961,232	1,178,820
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	3,609,229	4,862,654
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	358,062	500,425
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	1,260,460	1,755,756
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,755,828	7,381,549
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	580,615	664,193
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	301,023	310,544
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	7,001,016	6,905,275
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,011,716	1,987,603
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	519,285	523,107
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	204,570	207,546
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	501,335	516,301
Total U.S. Treasury Inflation Protected Securities (Cost — $31,286,296)				33,589,719

			Shares
Common Stocks — 19.6%
Communication Services — 1.4%
Diversified Telecommunication Services — 0.3%
China Telecom Corp. Ltd., Class H Shares			268,000	80,855	(a)
China Unicom Hong Kong Ltd.			96,000	55,006	(a)
KT Corp., ADR			7,042	54,787
LG Uplus Corp.			6,096	53,741	(a)
Total Diversified Telecommunication Services				244,389
Entertainment — 0.1%
NetEase Inc., ADR			310	99,498
Interactive Media & Services — 0.7%
58.com Inc., ADR			1,200	58,464	*
Alphabet Inc., Class A Shares			166	192,884	*
Alphabet Inc., Class C Shares			130	151,165	*
Auto Trader Group PLC			15,400	83,694	(a)
Facebook Inc., Class A Shares			468	78,062	*
Total Interactive Media & Services				564,269
Wireless Telecommunication Services — 0.3%
KDDI Corp.			4,900	144,834	(a)
T-Mobile US Inc.			900	75,510	*
Total Wireless Telecommunication Services				220,344
Total Communication Services				1,128,500

See Notes to Consolidated Financial Statements.

4	QS Strategic Real Return Fund 2020 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Consumer Discretionary — 2.3%
Auto Components — 0.1%
Magna International Inc.	2,300	$73,398
Automobiles — 0.1%
Subaru Corp.	3,400	65,279	(a)
Hotels, Restaurants & Leisure — 0.5%
Aristocrat Leisure Ltd.	4,400	56,932	(a)
Brinker International Inc.	2,465	29,605
Jack in the Box Inc.	1,293	45,319
Starbucks Corp.	1,000	65,740
Wyndham Destinations Inc.	2,200	47,740
Yum China Holdings Inc.	1,800	76,734
Yum! Brands Inc.	1,236	84,703
Total Hotels, Restaurants & Leisure		406,773
Household Durables — 0.1%
Sekisui House Ltd.	5,200	85,937	(a)
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc.	190	370,447	*
Specialty Retail — 1.0%
Home Depot Inc.	1,410	263,261
Lowe’s Cos. Inc.	2,022	173,993
Ross Stores Inc.	1,937	168,461
TJX Cos. Inc.	3,170	151,557
Total Specialty Retail		757,272
Textiles, Apparel & Luxury Goods — 0.0%
Under Armour Inc., Class A Shares	4,000	36,840	*
Total Consumer Discretionary		1,795,946
Consumer Staples — 1.6%
Food & Staples Retailing — 0.5%
Alimentation Couche-Tard Inc., Class B Shares	3,300	77,734
Seven & i Holdings Co. Ltd.	2,700	89,160	(a)
Wal-Mart de Mexico SAB de CV	36,000	84,816
Walmart Inc.	1,518	172,475
Total Food & Staples Retailing		424,185
Food Products — 0.3%
Ingredion Inc.	1,100	83,050
JBS SA	14,000	54,803
Morinaga & Co. Ltd.	2,400	98,323	(a)
Total Food Products		236,176

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	5

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Strategic Real Return Fund

Security	Shares	Value
Household Products — 0.3%
Church & Dwight Co. Inc.	2,230	$143,121
Kimberly-Clark de Mexico SAB de CV, Class A Shares	46,000	69,924
Total Household Products		213,045
Personal Products — 0.4%
Estee Lauder Cos. Inc., Class A Shares	778	123,966
Hengan International Group Co. Ltd.	12,000	89,986	(a)
Unilever PLC	2,500	126,209	(a)
Total Personal Products		340,161
Tobacco — 0.1%
KT&G Corp.	746	45,431	(a)
Total Consumer Staples		1,258,998
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Eni SpA	5,776	58,398	(a)
Petroleo Brasileiro SA, ADR	9,904	53,382
Repsol SA	7,089	64,689	(a)
Royal Dutch Shell PLC, Class A Shares	3,628	64,830	(a)
Valero Energy Corp.	2,000	90,720
Total Energy		332,019
Financials — 3.5%
Banks — 1.4%
Banco Bilbao Vizcaya Argentaria SA	21,000	67,132	(a)
Bank of America Corp.	6,709	142,432
BNP Paribas SA	2,233	67,314	(a)
Canadian Imperial Bank of Commerce	1,500	87,401
Citigroup Inc.	2,633	110,902
Citizens Financial Group Inc.	5,376	101,123
Danske Bank A/S	4,373	49,566	(a)
Fifth Third Bancorp	6,500	96,525
ING Groep NV	8,000	41,905	(a)
JPMorgan Chase & Co.	1,282	115,419
Lloyds Banking Group PLC	204,717	80,729	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	140,000	84,979	(a)
Wells Fargo & Co.	2,600	74,620
Total Banks		1,120,047
Capital Markets — 0.3%
Ameriprise Financial Inc.	894	91,617
Morgan Stanley	3,300	112,200
Total Capital Markets		203,817

See Notes to Consolidated Financial Statements.

6	QS Strategic Real Return Fund 2020 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Consumer Finance — 0.1%
Capital One Financial Corp.	2,091	$105,428
Insurance — 1.7%
Aegon NV	21,112	53,555	(a)
Allianz SE, Registered Shares	984	169,623	(a)
Allstate Corp.	2,131	195,477
AXA SA	5,029	87,087	(a)
Axis Capital Holdings Ltd.	1,232	47,617
Hannover Rueck SE	889	129,978	(a)
Legal & General Group PLC	31,700	75,838	(a)
Manulife Financial Corp.	6,900	86,636
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered Shares	500	101,072	(a)
Prudential Financial Inc.	1,232	64,236
Prudential PLC	9,600	122,544	(a)
Swiss Life Holding AG, Registered Shares	358	121,888	(a)
Swiss Re AG	857	66,078	(a)
Total Insurance		1,321,629
Total Financials		2,750,921
Health Care — 3.2%
Biotechnology — 0.6%
Amgen Inc.	963	195,229
Biogen Inc.	528	167,049	*
Regeneron Pharmaceuticals Inc.	280	136,721	*
Total Biotechnology		498,999
Health Care Equipment & Supplies — 0.6%
Baxter International Inc.	2,294	186,250
Edwards Lifesciences Corp.	800	150,896	*
Masimo Corp.	769	136,205	*
Total Health Care Equipment & Supplies		473,351
Health Care Providers & Services — 0.8%
Cigna Corp.	637	112,863
Humana Inc.	545	171,141
McKesson Corp.	900	121,734
UnitedHealth Group Inc.	855	213,220
Total Health Care Providers & Services		618,958
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	3,400	189,516
Chugai Pharmaceutical Co. Ltd.	1,000	115,751	(a)
Merck & Co. Inc.	1,702	130,952
Novo Nordisk A/S, Class B Shares	2,150	129,691	(a)

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	7

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Strategic Real Return Fund

Security	Shares	Value
Pharmaceuticals — continued
Roche Holding AG	750	$243,836	(a)
Shionogi & Co. Ltd.	2,100	103,333	(a)
Total Pharmaceuticals		913,079
Total Health Care		2,504,387
Industrials — 2.1%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	370	125,411
Northrop Grumman Corp.	410	124,046
Safran SA	1,329	116,814	(a)
Spirit AeroSystems Holdings Inc., Class A Shares	1,505	36,015
Total Aerospace & Defense		402,286
Airlines — 0.1%
Air Canada	3,200	35,813	*
Southwest Airlines Co.	2,641	94,046
Total Airlines		129,859
Electrical Equipment — 0.1%
Rockwell Automation Inc.	589	88,886
Industrial Conglomerates — 0.2%
CITIC Ltd.	70,000	72,881	(a)
LG Corp.	1,386	66,510	(a)
Total Industrial Conglomerates		139,391
Machinery — 0.3%
Cummins Inc.	1,129	152,776
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	111,000	80,472	(a)
Total Machinery		233,248
Professional Services — 0.3%
ManpowerGroup Inc.	1,639	86,850
Wolters Kluwer NV	1,750	124,425	(a)
Total Professional Services		211,275
Road & Rail — 0.2%
Norfolk Southern Corp.	500	73,000
Union Pacific Corp.	730	102,959
Total Road & Rail		175,959
Trading Companies & Distributors — 0.4%
Marubeni Corp.	11,000	54,842	(a)
Mitsubishi Corp.	5,000	106,123	(a)

See Notes to Consolidated Financial Statements.

8	QS Strategic Real Return Fund 2020 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Trading Companies & Distributors — continued
Sumitomo Corp.	5,200	$59,628	(a)
W.W. Grainger Inc.	360	89,460
Total Trading Companies & Distributors		310,053
Total Industrials		1,690,957
Information Technology — 3.8%
Communications Equipment — 0.2%
Cisco Systems Inc.	4,337	170,487
IT Services — 0.4%
Mastercard Inc., Class A Shares	700	169,092
Visa Inc., Class A Shares	853	137,435
Total IT Services		306,527
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials Inc.	3,788	173,566
ASML Holding NV	465	123,579	(a)
KLA Corp.	727	104,499
NVIDIA Corp.	811	213,780
NXP Semiconductors NV	1,000	82,930
Powertech Technology Inc.	25,000	70,013	(a)
Texas Instruments Inc.	1,717	171,580
United Microelectronics Corp.	190,000	84,997	(a)
Total Semiconductors & Semiconductor Equipment		1,024,944
Software — 0.8%
Check Point Software Technologies Ltd.	1,000	100,540	*
Microsoft Corp.	3,700	583,527
Total Software		684,067
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	2,443	621,231
Samsung Electronics Co. Ltd.	6,195	240,763	(a)
Total Technology Hardware, Storage & Peripherals		861,994
Total Information Technology		3,048,019
Materials — 0.4%
Chemicals — 0.1%
Huntsman Corp.	3,800	54,834
Metals & Mining — 0.3%
Glencore PLC	51,900	79,213	(a)
POSCO	349	45,792	(a)
Rio Tinto PLC	1,943	89,189	(a)
South32 Ltd.	42,949	46,294	(a)
Total Metals & Mining		260,488
Total Materials		315,322

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	9

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Strategic Real Return Fund

Security			Shares	Value
Real Estate — 0.6%
Equity Real Estate Investment Trusts (REITs) — 0.0%
Vicinity Centres			50,000	$31,467	(a)
Real Estate Management & Development — 0.6%
China Vanke Co. Ltd., Class H Shares			29,400	96,299	(a)
Country Garden Holdings Co. Ltd.			111,000	133,259	(a)
Daito Trust Construction Co. Ltd.			1,000	93,271	(a)
Shimao Property Holdings Ltd.			36,000	126,002	(a)
Total Real Estate Management & Development				448,831
Total Real Estate				480,298
Utilities — 0.3%
Electric Utilities — 0.2%
NRG Energy Inc.			4,281	116,700
Tohoku Electric Power Co. Inc.			7,500	72,408	(a)
Total Electric Utilities				189,108
Multi-Utilities — 0.1%
AGL Energy Ltd.			6,000	64,254	(a)
Total Utilities				253,362
Total Common Stocks (Cost — $15,237,522)				15,558,729
Investments in Underlying Funds — 16.4%
Invesco S&P 500 Quality ETF			31,067	929,835
iShares Edge MSCI USA Momentum Factor ETF			40,462	4,308,394
Vanguard Real Estate ETF			111,306	7,774,724
Total Investments in Underlying Funds (Cost — $10,846,913)				13,012,953

	Rate	Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 10.6%
U.S. Government Obligations — 10.6%
U.S. Treasury Bills (Cost — $8,372,227)	0.083%	6/18/20	8,400,000	8,398,494	(b)
Corporate Bonds & Notes — 3.0%
Energy — 1.6%
Energy Equipment & Services — 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	3,783
Oil, Gas & Consumable Fuels — 1.6%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	20,234
Apache Corp., Senior Notes	5.100%	9/1/40	30,000	13,296
Apache Corp., Senior Notes	4.750%	4/15/43	230,000	102,150
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	239,189
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	182,104
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	40,000	33,563

See Notes to Consolidated Financial Statements.

10	QS Strategic Real Return Fund 2020 Semi-Annual Report

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000	$111,038
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	54,263
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	52,969
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	81,780
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000	41,315
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	21,193
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	46,454
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	23,675
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., Senior Notes	5.375%	2/1/27	100,000	82,855
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	80,000	91,250
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	50,000	25,564
Total Oil, Gas & Consumable Fuels				1,222,892
Total Energy				1,226,675
Materials — 1.4%
Metals & Mining — 1.2%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	200,000	183,110	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	189,273	(c)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	40,000	39,666
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	60,000	61,229
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000	36,836	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	45,681	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	82,609	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	224,881
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	37,733
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000	54,279
Total Metals & Mining				955,297
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000	188,210	(d)
Total Materials				1,143,507
Total Corporate Bonds & Notes (Cost — $2,822,901)				2,370,182
Sovereign Bonds — 0.5%
Indonesia — 0.3%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000	217,546
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000	195,090	(c)
Total Sovereign Bonds (Cost — $426,303)				412,636

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	11

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†		Value
Non-U.S. Treasury Inflation Protected Securities — 0.4%
Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost — $441,027)	6.000%	8/15/30	1,543,533	BRL	$347,925
Total Investments before Short-Term Investments (Cost — $69,433,189)					73,690,638

			Shares
Short-Term Investments — 5.0%
Invesco Government & Agency Portfolio, Institutional Class	0.419%		3,965,867		3,965,867
Dreyfus Government Cash Management, Institutional Shares	0.272%		21,132		21,132
Invesco Treasury Portfolio, Institutional Class	0.298%		37,785		37,785
Total Short-Term Investments (Cost — $4,024,784)					4,024,784
Total Investments — 97.8% (Cost — $73,457,973)					77,715,422
Other Assets in Excess of Liabilities — 2.2%					1,711,247
Total Net Assets — 100.0%					$79,426,669

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

BRL	— Brazilian Real

ETF	— Exchange-Traded Fund

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	80	6/20	$7,199,501	$7,411,255	$211,754
E-mini S&P 500 Index	2	6/20	241,582	256,970	15,388
Japanese 10-Year Bonds	37	6/20	5,255,116	5,252,778	(2,338)
S&P GSCI	215	4/20	16,574,759	13,644,438	(2,930,321)

See Notes to Consolidated Financial Statements.

12	QS Strategic Real Return Fund 2020 Semi-Annual Report

QS Strategic Real Return Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
SPI 200 Index	4	6/20	$291,846	$314,255	$22,409
U.S. Treasury 10-Year Notes	25	6/20	3,391,422	3,467,187	75,765
United Kingdom Long Gilt	28	6/20	4,671,185	4,736,525	65,340
					(2,542,003)

Contracts to Sell:
Amsterdam Index	3	4/20	297,406	319,409	(22,003)
CAC 40 Euro	3	4/20	137,914	145,417	(7,503)
Canadian 10-Year Bonds	50	6/20	5,145,563	5,227,741	(82,178)
DAX Index	1	6/20	51,372	54,635	(3,263)
Euro-Bund	1	6/20	188,131	190,261	(2,130)
FTSE/MIB Index	1	6/20	87,650	93,327	(5,677)
IBEX 35 Index	1	4/20	73,468	74,595	(1,127)
Topix Index	4	6/20	482,998	521,925	(38,927)
U.S. Treasury 10-Year Notes	66	6/20	8,905,520	9,153,375	(247,855)
U.S. Treasury Long-Term Bonds	26	6/20	4,286,101	4,655,625	(369,524)
U.S. Treasury Ultra Long- Term Bonds	5	6/20	1,034,666	1,109,375	(74,709)
					(854,896)
Net unrealized depreciation on open futures contracts					$(3,396,899)

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	345,000	USD	211,480	Bank of New York	4/6/20	$736
CAD	666,000	USD	476,012	Bank of New York	4/6/20	(2,739)
CAD	3,565,000	USD	2,523,315	Bank of New York	4/6/20	10,043
CAD	6,475,000	USD	4,842,581	Bank of New York	4/6/20	(241,319)
CHF	1,077,000	USD	1,127,896	Bank of New York	4/6/20	(8,666)
EUR	659,000	USD	705,890	Bank of New York	4/6/20	21,045
GBP	200,000	USD	244,474	Bank of New York	4/6/20	3,965
GBP	1,476,000	USD	1,895,270	Bank of New York	4/6/20	(61,791)
GBP	2,843,000	USD	3,644,786	Bank of New York	4/6/20	(113,227)
JPY	460,000,000	USD	4,292,723	Bank of New York	4/6/20	(13,911)
NOK	960,000	USD	93,562	Bank of New York	4/6/20	(1,217)
NOK	19,240,000	USD	2,077,796	Bank of New York	4/6/20	(227,059)
SEK	670,000	USD	65,675	Bank of New York	4/6/20	2,062

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	13

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Strategic Real Return Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	919,999	CAD	1,307,000	Bank of New York	4/6/20	$(8,781)
USD	936,483	CAD	1,357,000	Bank of New York	4/6/20	(27,827)
USD	2,009,394	CAD	2,687,000	Bank of New York	4/6/20	99,960
USD	4,583,020	CAD	6,475,000	Bank of New York	4/6/20	(18,242)
USD	21,170	CHF	20,000	Bank of New York	4/6/20	386
USD	1,277,494	CHF	1,220,000	Bank of New York	4/6/20	9,656
USD	77,443	EUR	72,000	Bank of New York	4/6/20	(1,979)
USD	122,382	GBP	106,000	Bank of New York	4/6/20	(9,291)
USD	1,754,474	GBP	1,448,000	Bank of New York	4/6/20	(44,224)
USD	927	JPY	100,000	Bank of New York	4/6/20	(4)
USD	396,496	JPY	42,100,000	Bank of New York	4/6/20	4,891
USD	1,668,265	JPY	178,800,000	Bank of New York	4/6/20	5,110
USD	51,598	SEK	510,000	Bank of New York	4/6/20	37
USD	1,643,484	SEK	17,020,000	Bank of New York	4/6/20	(77,249)
AUD	3,113,000	USD	2,056,126	Citibank N.A.	4/6/20	(141,266)
AUD	3,589,000	USD	2,370,522	Citibank N.A.	4/6/20	(162,866)
CAD	3,000	USD	2,234	Citibank N.A.	4/6/20	(103)
CHF	473,000	USD	500,065	Citibank N.A.	4/6/20	(8,518)
GBP	312,000	USD	402,842	Citibank N.A.	4/6/20	(15,277)
NZD	116,000	USD	66,142	Citibank N.A.	4/6/20	3,069
NZD	3,839,000	USD	2,285,833	Citibank N.A.	4/6/20	4,700
USD	1,519,243	CAD	2,086,000	Citibank N.A.	4/6/20	36,890
USD	616,333	CHF	578,000	Citibank N.A.	4/6/20	15,669
USD	455,973	EUR	409,000	Citibank N.A.	4/6/20	4,809
USD	6,658	JPY	700,000	Citibank N.A.	4/6/20	147
USD	1,076	NOK	10,000	Citibank N.A.	4/6/20	114
USD	1,930,365	NZD	3,242,000	Citibank N.A.	4/6/20	(3,969)
USD	143,253	SEK	1,470,000	Citibank N.A.	4/6/20	(5,365)
USD	811,266	SEK	8,450,000	Citibank N.A.	4/6/20	(43,034)
USD	3,478,241	SEK	33,130,000	Citibank N.A.	4/6/20	128,777
AUD	391,000	USD	253,740	HSBC Securities Inc.	4/6/20	(13,229)
CAD	1,162,000	USD	802,896	HSBC Securities Inc.	4/6/20	22,844
CAD	2,126,000	USD	1,474,018	HSBC Securities Inc.	4/6/20	36,759
CHF	3,000	USD	3,050	HSBC Securities Inc.	4/6/20	68
CHF	3,440,000	USD	3,605,913	HSBC Securities Inc.	4/6/20	(31,027)
EUR	145,000	USD	161,286	HSBC Securities Inc.	4/6/20	(1,338)
GBP	40,000	USD	46,458	HSBC Securities Inc.	4/6/20	3,229
GBP	40,000	USD	51,785	HSBC Securities Inc.	4/6/20	(2,098)
JPY	28,500,000	USD	256,844	HSBC Securities Inc.	4/6/20	8,256

See Notes to Consolidated Financial Statements.

14	QS Strategic Real Return Fund 2020 Semi-Annual Report

QS Strategic Real Return Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	31,400,000	USD	292,058	HSBC Securities Inc.	4/6/20	$17
MXN	39,770,000	USD	2,042,779	HSBC Securities Inc.	4/6/20	(368,568)
NOK	5,110,000	USD	435,268	HSBC Securities Inc.	4/6/20	56,274
NOK	5,240,000	USD	545,864	HSBC Securities Inc.	4/6/20	(41,817)
NZD	3,000	USD	1,846	HSBC Securities Inc.	4/6/20	(56)
NZD	273,000	USD	165,836	HSBC Securities Inc.	4/6/20	(2,951)
NZD	2,977,000	USD	1,863,703	HSBC Securities Inc.	4/6/20	(87,481)
NZD	3,242,000	USD	2,038,231	HSBC Securities Inc.	4/6/20	(103,896)
SEK	12,490,000	USD	1,322,955	HSBC Securities Inc.	4/6/20	(60,209)
SEK	52,560,000	USD	5,567,216	HSBC Securities Inc.	4/6/20	(253,368)
USD	1,775	AUD	3,000	HSBC Securities Inc.	4/6/20	(70)
USD	40,896	AUD	62,000	HSBC Securities Inc.	4/6/20	2,759
USD	155,106	AUD	250,000	HSBC Securities Inc.	4/6/20	1,327
USD	182,961	AUD	314,000	HSBC Securities Inc.	4/6/20	(10,185)
USD	277,471	AUD	463,000	HSBC Securities Inc.	4/6/20	(7,329)
USD	1,383,669	AUD	2,379,000	HSBC Securities Inc.	4/6/20	(79,695)
USD	1,867,129	AUD	2,825,000	HSBC Securities Inc.	4/6/20	129,424
USD	8,271	CAD	12,000	HSBC Securities Inc.	4/6/20	(256)
USD	48,372	CAD	67,000	HSBC Securities Inc.	4/6/20	761
USD	86,410	CHF	85,000	HSBC Securities Inc.	4/6/20	(1,923)
USD	280,618	CHF	269,000	HSBC Securities Inc.	4/6/20	1,070
USD	822,638	CHF	808,000	HSBC Securities Inc.	4/6/20	(17,044)
USD	4,490	EUR	4,000	HSBC Securities Inc.	4/6/20	78
USD	197,919	EUR	184,000	HSBC Securities Inc.	4/6/20	(5,049)
USD	3,163,441	EUR	2,826,000	HSBC Securities Inc.	4/6/20	46,113
USD	3,488	GBP	3,000	HSBC Securities Inc.	4/6/20	(238)
USD	3,779	GBP	3,000	HSBC Securities Inc.	4/6/20	52
USD	302,974	GBP	258,000	HSBC Securities Inc.	4/6/20	(17,512)
USD	1,666,473	GBP	1,300,000	HSBC Securities Inc.	4/6/20	51,621
USD	384,435	JPY	42,700,000	HSBC Securities Inc.	4/6/20	(12,750)
USD	523,756	JPY	55,300,000	HSBC Securities Inc.	4/6/20	9,369
USD	1,299,327	JPY	144,800,000	HSBC Securities Inc.	4/6/20	(47,569)
USD	55,006	NOK	620,000	HSBC Securities Inc.	4/6/20	(4,633)
USD	3,974,458	NOK	36,820,000	HSBC Securities Inc.	4/6/20	432,663
USD	3,436,272	NZD	5,467,000	HSBC Securities Inc.	4/6/20	174,395
USD	325,094	SEK	3,070,000	HSBC Securities Inc.	4/6/20	14,715
AUD	529,000	USD	324,370	UBS Securities LLC	4/6/20	1,027
AUD	1,644,000	USD	1,041,040	UBS Securities LLC	4/6/20	(29,787)
CHF	402,000	USD	407,254	UBS Securities LLC	4/6/20	10,508

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	15

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Strategic Real Return Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	267,000	USD	298,526	UBS Securities LLC	4/6/20	$(4,001)
EUR	642,000	USD	725,810	UBS Securities LLC	4/6/20	(17,627)
EUR	760,000	USD	836,587	UBS Securities LLC	4/6/20	1,760
EUR	1,027,000	USD	1,095,907	UBS Securities LLC	4/6/20	36,965
EUR	16,112,000	USD	18,036,111	UBS Securities LLC	4/6/20	(263,148)
GBP	26,000	USD	32,320	UBS Securities LLC	4/6/20	(23)
GBP	1,024,000	USD	1,265,834	UBS Securities LLC	4/6/20	6,173
JPY	91,200,000	USD	829,568	UBS Securities LLC	4/6/20	18,753
JPY	135,700,000	USD	1,260,759	UBS Securities LLC	4/6/20	1,491
JPY	229,500,000	USD	2,183,795	UBS Securities LLC	4/6/20	(49,040)
NOK	1,730,000	USD	174,263	UBS Securities LLC	4/6/20	(7,850)
NOK	2,050,000	USD	220,826	UBS Securities LLC	4/6/20	(23,632)
NOK	4,040,000	USD	362,089	UBS Securities LLC	4/6/20	26,527
NOK	9,880,000	USD	869,138	UBS Securities LLC	4/6/20	81,241
NOK	11,110,000	USD	1,067,429	UBS Securities LLC	4/6/20	1,265
NZD	5,000	USD	2,973	UBS Securities LLC	4/6/20	10
NZD	158,000	USD	91,473	UBS Securities LLC	4/6/20	2,797
NZD	388,000	USD	224,726	UBS Securities LLC	4/6/20	6,773
NZD	2,006,000	USD	1,145,155	UBS Securities LLC	4/6/20	51,722
SEK	890,000	USD	93,788	UBS Securities LLC	4/6/20	(3,809)
SEK	2,300,000	USD	231,860	UBS Securities LLC	4/6/20	671
SEK	8,890,000	USD	920,138	UBS Securities LLC	4/6/20	(21,354)
USD	117,125	AUD	202,000	UBS Securities LLC	4/6/20	(7,129)
USD	1,908,817	AUD	3,113,000	UBS Securities LLC	4/6/20	(6,043)
USD	723	CAD	1,000	UBS Securities LLC	4/6/20	12
USD	3,724	CAD	5,000	UBS Securities LLC	4/6/20	171
USD	115,403	CHF	109,000	UBS Securities LLC	4/6/20	2,129
USD	471,144	CHF	448,000	UBS Securities LLC	4/6/20	5,578
USD	810,773	CHF	781,000	UBS Securities LLC	4/6/20	(851)
USD	1,118,057	CHF	1,077,000	UBS Securities LLC	4/6/20	(1,173)
USD	2,240	EUR	2,000	UBS Securities LLC	4/6/20	34
USD	3,307	EUR	3,000	UBS Securities LLC	4/6/20	(2)
USD	17,735,655	EUR	16,112,000	UBS Securities LLC	4/6/20	(37,308)
USD	3,534,125	GBP	2,843,000	UBS Securities LLC	4/6/20	2,566
USD	483,407	JPY	51,800,000	UBS Securities LLC	4/6/20	1,576
USD	4,273,758	JPY	460,000,000	UBS Securities LLC	4/6/20	(5,053)
USD	1,696,084	MXN	39,770,000	UBS Securities LLC	4/6/20	21,873
USD	112,681	NOK	1,180,000	UBS Securities LLC	4/6/20	(826)
USD	146,753	NOK	1,490,000	UBS Securities LLC	4/6/20	3,426

See Notes to Consolidated Financial Statements.

16	QS Strategic Real Return Fund 2020 Semi-Annual Report

QS Strategic Real Return Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,848,546	NOK	19,240,000	UBS Securities LLC	4/6/20	$(2,191)
USD	1,259	NZD	2,000	UBS Securities LLC	4/6/20	66
USD	87,692	NZD	144,000	UBS Securities LLC	4/6/20	1,775
USD	2,606,709	NZD	4,152,000	UBS Securities LLC	4/6/20	129,424
USD	78,936	SEK	770,000	UBS Securities LLC	4/6/20	1,089
USD	92,547	SEK	890,000	UBS Securities LLC	4/6/20	2,568
USD	1,259,102	SEK	12,490,000	UBS Securities LLC	4/6/20	(3,645)
USD	13,402	EUR	12,001	BNP Paribas SA	4/17/20	157
CHF	781,000	USD	812,232	Bank of New York	5/7/20	762
CHF	1,077,000	USD	1,120,069	Bank of New York	5/7/20	1,051
GBP	2,843,000	USD	3,539,848	Citibank N.A.	5/7/20	(5,725)
JPY	460,000,000	USD	4,280,530	Citibank N.A.	5/7/20	5,500
USD	32,373	GBP	26,000	Citibank N.A.	5/7/20	52
USD	1,262,756	JPY	135,700,000	Citibank N.A.	5/7/20	(1,622)
AUD	3,113,000	USD	1,909,788	UBS Securities LLC	5/7/20	5,368
CAD	6,475,000	USD	4,585,580	UBS Securities LLC	5/7/20	17,354
EUR	16,112,000	USD	17,766,010	UBS Securities LLC	5/7/20	30,335
MXN	39,770,000	USD	1,689,656	UBS Securities LLC	5/7/20	(22,539)
NOK	19,240,000	USD	1,850,853	UBS Securities LLC	5/7/20	188
NZD	3,242,000	USD	1,929,126	UBS Securities LLC	5/7/20	4,819
SEK	12,490,000	USD	1,260,521	UBS Securities LLC	5/7/20	3,149
USD	324,535	AUD	529,000	UBS Securities LLC	5/7/20	(912)
USD	2,524,725	CAD	3,565,000	UBS Securities LLC	5/7/20	(9,555)
USD	838,019	EUR	760,000	UBS Securities LLC	5/7/20	(1,431)
USD	1,068,762	NOK	11,110,000	UBS Securities LLC	5/7/20	(109)
USD	2,284,366	NZD	3,839,000	UBS Securities LLC	5/7/20	(5,706)
USD	232,122	SEK	2,300,000	UBS Securities LLC	5/7/20	(580)
Total						$(1,108,321)

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	17

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Strategic Real Return Fund

Abbreviations used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

SEK	— Swedish Krona

USD	— United States Dollar

See Notes to Consolidated Financial Statements.

18	QS Strategic Real Return Fund 2020 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost — $73,457,973)	$77,715,422
Foreign currency, at value (Cost — $80,958)	70,304
Deposits with brokers for open futures contracts	3,566,466
Unrealized appreciation on forward foreign currency contracts	1,832,565
Interest and dividends receivable	227,445
Receivable from broker — variation margin on open futures contracts	31,485
Prepaid expenses	43,580
Total Assets	83,487,267

Liabilities:
Unrealized depreciation on forward foreign currency contracts	2,940,886
Foreign currency collateral due to broker for open futures contracts, at value (Cost $1,006,452)	964,915
Investment management fee payable	30,195
Trustees’ fees payable	1,643
Service and/or distribution fees payable	302
Payable for Fund shares repurchased	53
Accrued expenses	122,604
Total Liabilities	4,060,598
Total Net Assets	$79,426,669

Net Assets:
Par value (Note 7)	$88
Paid-in capital in excess of par value	88,293,353
Total distributable earnings (loss)	(8,866,772)
Total Net Assets	$79,426,669

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	19

Consolidated statement of assets and liabilities (unaudited) (cont’d)

March 31, 2020

Net Assets:
Class A	$206,352
Class A2	$836,889
Class C	$63,104
Class I	$463,756
Class IS	$77,856,568

Shares Outstanding:
Class A	23,215
Class A2	96,093
Class C	7,360
Class I	50,957
Class IS	8,669,688

Net Asset Value:
Class A (and redemption price)	$8.89
Class A2 (and redemption price)	$8.71
Class C*	$8.57
Class I (and redemption price)	$9.10
Class IS (and redemption price)	$8.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$9.43
Class A2 (based on maximum initial sales charge of 5.75%)	$9.24

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Consolidated Financial Statements.

20	QS Strategic Real Return Fund 2020 Semi-Annual Report

Consolidated statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$331,137
Interest	571,529
Less: Foreign taxes withheld	(8,721)
Total Investment Income	893,945

Expenses:
Investment management fee (Note 2)	368,432
Fund accounting fees	59,191
Audit and tax fees	41,239
Registration fees	37,031
Legal fees	18,489
Commodity pool reports	13,500
Custody fees	10,071
Trustees’ fees	7,521
Shareholder reports	5,108
Transfer agent fees (Note 5)	3,063
Service and/or distribution fees (Notes 2 and 5)	2,155
Insurance	1,190
Fees recaptured by investment manager (Note 2)	158
Interest expense	74
Miscellaneous expenses	4,660
Total Expenses	571,882
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(91,674)
Net Expenses	480,208
Net Investment Income	413,737

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,301,284
Futures contracts	(6,951,914)
Forward foreign currency contracts	(176,965)
Foreign currency transactions	(14,068)
Net Realized Loss	(5,841,663)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(7,252,168)
Futures contracts	(3,572,453)
Forward foreign currency contracts	(663,595)
Foreign currencies	34,981
Change in Net Unrealized Appreciation (Depreciation)	(11,453,235)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and
Foreign Currency Transactions	(17,294,898)
Decrease in Net Assets From Operations	$(16,881,161)

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	21

Consolidated statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment income	$413,737	$1,617,928
Net realized loss	(5,841,663)	(1,403,262)
Change in net unrealized appreciation (depreciation)	(11,453,235)	(816,885)
Decrease in Net Assets From Operations	(16,881,161)	(602,219)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,815,822)	(8,422,661)
Decrease in Net Assets From Distributions to Shareholders	(3,815,822)	(8,422,661)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	962,874	1,025,350
Reinvestment of distributions	3,813,250	8,416,420
Cost of shares repurchased	(2,337,280)	(9,214,357)
Increase in Net Assets From Fund Share Transactions	2,438,844	227,413
Decrease in Net Assets	(18,258,139)	(8,797,467)

Net Assets:
Beginning of period	97,684,808	106,482,275
End of period	$79,426,669	$97,684,808

See Notes to Consolidated Financial Statements.

22	QS Strategic Real Return Fund 2020 Semi-Annual Report

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.15	$12.24	$11.93	$11.63	$11.57	$13.78

Income (loss) from operations:
Net investment income (loss)	0.03	0.14	0.13	0.05	0.01	(0.06)
Net realized and unrealized gain (loss)	(1.87)	(0.30)	0.60	0.49	0.48	(1.96)
Total income (loss) from operations	(1.84)	(0.16)	0.73	0.54	0.49	(2.02)

Less distributions from:
Net investment income	(0.05)	(0.49)	(0.10)	—	—	—
Net realized gains	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)	(0.19)
Total distributions	(0.42)	(0.93)	(0.42)	(0.24)	(0.43)	(0.19)

Net asset value, end of period	$8.89	$11.15	$12.24	$11.93	$11.63	$11.57
Total return[3]	(17.20)%	(0.73)%	6.32%	4.75%	4.41%	(14.82)%

Net assets, end of period (000s)	$206	$272	$324	$551	$1,143	$1,864

Ratios to average net assets:
Gross expenses[4]	1.66%[5]	1.68%	1.54%	1.49%[6]	1.47%[6]	1.49%[6]
Net expenses[4,7,8]	1.32 [5]	1.32	1.33	1.33 [6]	1.33 [6]	1.32 [6]
Net investment income (loss)	0.51 [5]	1.27	1.11	0.46	0.07	(0.49)

Portfolio turnover rate	17%	44%	61%	42%	41%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	23

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.94	$12.05	$11.77	$11.50	$11.47	$13.69

Income (loss) from operations:
Net investment income (loss)	0.02	0.12	0.12	0.04	(0.00) [3]	(0.06)
Net realized and unrealized gain (loss)	(1.83)	(0.31)	0.58	0.47	0.46	(1.97)
Total income (loss) from operations	(1.81)	(0.19)	0.70	0.51	0.46	(2.03)

Less distributions from:
Net investment income	(0.05)	(0.48)	(0.10)	—	—	—
Net realized gains	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)	(0.19)
Total distributions	(0.42)	(0.92)	(0.42)	(0.24)	(0.43)	(0.19)

Net asset value, end of period	$8.71	$10.94	$12.05	$11.77	$11.50	$11.47
Total return[4]	(17.29)%	(0.95)%	6.13%	4.54%	4.27%	(15.07)%

Net assets, end of period (000s)	$837	$1,184	$1,329	$1,381	$1,358	$1,435

Ratios to average net assets:
Gross expenses[5]	1.70%[6,7]	1.72%[7]	1.65%[7]	1.74%[7]	1.75%[7]	1.77%
Net expenses[5,8,9]	1.51 [6,7]	1.52 [7]	1.53 [7]	1.53 [7]	1.53 [7]	1.53
Net investment income (loss)	0.29 [6]	1.09	0.99	0.36	(0.01)	(0.50)

Portfolio turnover rate	17%	44%	61%	42%	41%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A2 shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

24	QS Strategic Real Return Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.79	$11.82	$11.52	$11.31	$11.35	$13.63

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.04	0.05	(0.02)	(0.07)	(0.17)
Net realized and unrealized gain (loss)	(1.80)	(0.27)	0.57	0.47	0.46	(1.92)
Total income (loss) from operations	(1.81)	(0.23)	0.62	0.45	0.39	(2.09)

Less distributions from:
Net investment income	(0.04)	(0.36)	—	—	—	—
Net realized gains	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)	(0.19)
Total distributions	(0.41)	(0.80)	(0.32)	(0.24)	(0.43)	(0.19)

Net asset value, end of period	$8.57	$10.79	$11.82	$11.52	$11.31	$11.35
Total return[3]	(17.55)%	(1.51)%	5.51%	3.98%	3.68%	(15.50)%

Net assets, end of period (000s)	$63	$81	$183	$196	$373	$490

Ratios to average net assets:
Gross expenses[4]	2.47%[5]	2.42%[6]	2.34%	2.28%[6]	2.28%	2.32%[6]
Net expenses[4,7,8]	2.07 [5]	2.07 [6]	2.08	2.08 [6]	2.08	2.07 [6]
Net investment income (loss)	(0.25) [5]	0.40	0.44	(0.18)	(0.62)	(1.33)

Portfolio turnover rate	17%	44%	61%	42%	41%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	25

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.40	$12.52	$12.22	$11.87	$11.77	$14.02

Income (loss) from operations:
Net investment income (loss)	0.03	0.16	0.18	0.11	0.05	(0.01)
Net realized and unrealized gain (loss)	(1.90)	(0.31)	0.60	0.48	0.48	(2.01)
Total income (loss) from operations	(1.87)	(0.15)	0.78	0.59	0.53	(2.02)

Less distributions from:
Net investment income	(0.06)	(0.53)	(0.16)	—	—	(0.04)
Net realized gains	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)	(0.19)
Total distributions	(0.43)	(0.97)	(0.48)	(0.24)	(0.43)	(0.23)

Net asset value, end of period	$9.10	$11.40	$12.52	$12.22	$11.87	$11.77
Total return[3]	(17.12)%	(0.52)%	6.62%	5.08%	4.68%	(14.62)%

Net assets, end of period (000s)	$464	$1,684	$1,854	$1,674	$906	$808

Ratios to average net assets:
Gross expenses[4]	1.26%[5,6]	1.30%[6]	1.18%	1.20%[6]	1.17%[6]	1.24%[6]
Net expenses[4,7,8]	1.07 [5,6]	1.07 [6]	1.08	1.08 [6]	1.08 [6]	1.08 [6]
Net investment income (loss)	0.61 [5]	1.41	1.47	0.97	0.47	(0.05)

Portfolio turnover rate	17%	44%	61%	42%	41%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

26	QS Strategic Real Return Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.25	$12.36	$12.08	$11.73	$11.62	$13.85

Income (loss) from operations:
Net investment income	0.05	0.18	0.19	0.11	0.06	0.01
Net realized and unrealized gain (loss)	(1.89)	(0.31)	0.58	0.48	0.48	(2.00)
Total income (loss) from operations	(1.84)	(0.13)	0.77	0.59	0.54	(1.99)

Less distributions from:
Net investment income	(0.06)	(0.54)	(0.17)	—	—	(0.05)
Net realized gains	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)	(0.19)
Total distributions	(0.43)	(0.98)	(0.49)	(0.24)	(0.43)	(0.24)

Net asset value, end of period	$8.98	$11.25	$12.36	$12.08	$11.73	$11.62
Total return[3]	(17.06)%	(0.35)%	6.62%	5.14%	4.83%	(14.58)%

Net assets, end of period (000s)	$77,857	$94,463	$102,792	$101,496	$118,083	$115,721

Ratios to average net assets:
Gross expenses[4]	1.15%[5,6]	1.17%[6]	1.11%[6]	1.08%	1.08%	1.04%
Net expenses[4,7,8]	0.97 [5,6]	0.97 [6]	0.98 [6]	0.98	0.98	0.98

Net investment income	0.85 [5]	1.65	1.55	0.91	0.55	0.04
Portfolio turnover rate	17%	44%	61%	42%	41%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.00%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2020 Semi-Annual Report	27

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. These financial statements are the consolidated financial statements of the Fund and the Subsidiary. All interfund transactions have been eliminated in consolidation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

28	QS Strategic Real Return Fund 2020 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

QS Strategic Real Return Fund 2020 Semi-Annual Report	29

Notes to consolidated financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$33,589,719	—	$33,589,719
Common Stocks:
Communication Services	$710,370	418,130	—	1,128,500
Consumer Discretionary	1,587,798	208,148	—	1,795,946
Consumer Staples	809,889	449,109	—	1,258,998
Energy	144,102	187,917	—	332,019
Financials	1,431,633	1,319,288	—	2,750,921
Health Care	1,911,776	592,611	—	2,504,387
Industrials	1,009,262	681,695	—	1,690,957
Information Technology	2,528,667	519,352	—	3,048,019
Materials	54,834	260,488	—	315,322
Real Estate	—	480,298	—	480,298
Utilities	116,700	136,662	—	253,362
Investments in Underlying Funds	13,012,953	—	—	13,012,953
U.S. Government & Agency Obligations	—	8,398,494	—	8,398,494
Corporate Bonds & Notes	—	2,370,182	—	2,370,182
Sovereign Bonds	—	412,636	—	412,636
Non-U.S. Treasury Inflation Protected Securiti\es	—	347,925	—	347,925
Total Long-Term Investments	23,317,984	50,372,654	—	73,690,638
Short-Term Investments†	4,024,784	—	—	4,024,784
Total Investments	$27,342,768	$50,372,654	—	$77,715,422

30	QS Strategic Real Return Fund 2020 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$390,656	—	—	$390,656
Forward Foreign Currency Contracts	—	$1,832,565	—	1,832,565
Total Other Financial Instruments	$390,656	$1,832,565	—	$2,223,221
Total	$27,733,424	$52,205,219	—	$79,938,643

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$3,787,555	—	—	$3,787,555
Forward Foreign Currency Contracts	—	$2,940,886	—	2,940,886
Total	$3,787,555	$2,940,886	—	$6,728,441

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to maintain its target exposure to foreign currencies, to hedge against foreign

QS Strategic Real Return Fund 2020 Semi-Annual Report	31

Notes to consolidated financial statements (unaudited) (cont’d)

currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction or to attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Consolidated Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

32	QS Strategic Real Return Fund 2020 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

QS Strategic Real Return Fund 2020 Semi-Annual Report	33

Notes to consolidated financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

As of March 31, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $2,940,886. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

34	QS Strategic Real Return Fund 2020 Semi-Annual Report

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. QS Investors, LLC (“QS Investors”), is the Fund’s adviser and a subadviser. ClearBridge Investments, LLC (“ClearBridge”), Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”) and Western Asset Management Company Ltd in Japan (“Western Japan”) are also the Fund’s subadvisers. Western Asset also manages the portion of the Fund’s cash and short-term instruments allocated to it pursuant to a separate subadvisory agreement between LMPFA and Western Asset (“Western Asset Agreement”). LMPFA, QS Investors, ClearBridge, Western Asset, Western Asset London and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). ClearBridge did not manage any portion of the Fund’s assets during the reporting period.

Under the investment management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

QS Strategic Real Return Fund 2020 Semi-Annual Report	35

Notes to consolidated financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to QS Investors the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short term instruments allocated to Western Asset. QS Investors is responsible for monitoring and coordinating the overall management of the Fund, including rebalancing the Fund’s target asset allocations among itself and the subadvisers. QS Investors also provides management for a portion of the Fund’s assets.

LMPFA pays QS Investors for its services to the Fund an advisory fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. The Subsidiary has agreed to reimburse the Fund for the fees paid thereby for the services provided by QS Investors to the Subsidiary. LMPFA pays QS Investors for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.45% of the average daily net assets managed by QS Investors. LMPFA pays ClearBridge for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets managed by ClearBridge. LMPFA pays Western Asset for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset. For Western Asset’s cash management services to the Fund pursuant to the Western Asset Agreement, LMPFA, not the Fund, pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to them by LMPFA. Western Asset pays Western Asset London for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset London. Western Asset pays Western Japan for its services to the Fund a subadvisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Japan.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual fund operating expenses did not exceed 1.35%, 1.55%, 2.10%, 1.10% and 1.00% for Class A, Class A2, Class C, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of the Fund’s most recent prospectus) of each acquired fund held by the Fund, weighted in proportion to the Fund’s investment allocation among the acquired funds. These arrangements are expected to continue until December 31, 2021, may be terminated prior to that date by agreement of LMPFA and the Board of Trustees, and may be terminated at any time after that date by LMPFA. The arrangements, however, may be modified by LMPFA to decrease total annual fund operating expenses at any time.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $91,674.

36	QS Strategic Real Return Fund 2020 Semi-Annual Report

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class I	Class IS
Expires September 30, 2020	$1,137	$2,571	$540	$1,457	$109,056
Expires September 30, 2021	899	1,691	496	1,824	138,435
Expires September 30, 2022	1,023	2,472	405	4,140	194,718
Expires September 30, 2023	456	1,071	158	1,514	88,315
Total fee waivers/expense reimbursements subject to recapture	$3,515	$7,805	$1,599	$8,935	$530,524

For the six months ended March 31, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A2	Class I	Class IS
LMPFA recaptured	$118	$35	$5

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A2
Sales charges	$121
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until

QS Strategic Real Return Fund 2020 Semi-Annual Report	37

Notes to consolidated financial statements (unaudited) (cont’d)

distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2020, Legg Mason and its affiliates owned 98% of the Fund.

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$4,467,929	$8,231,922
Sales	5,331,113	9,973,717

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$73,457,973	$8,238,732	$(3,981,283)	$4,257,449
Futures contracts	—	390,656	(3,787,555)	(3,396,899)
Forward foreign currency contracts	—	1,832,565	(2,940,886)	(1,108,321)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at March 31, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	$352,859	—	$37,797	$390,656
Forward foreign currency contracts	—	$1,832,565	—	1,832,565
Total	$352,859	$1,832,565	$37,797	$2,223,221

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$778,734	—	$78,500	$2,930,321	$3,787,555
Forward foreign currency contracts	—	$2,940,886	—	—	2,940,886
Total	$778,734	$2,940,886	$78,500	$2,930,321	$6,728,441

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

38	QS Strategic Real Return Fund 2020 Semi-Annual Report

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$(656,177)	—	$(924,160)	$(5,371,577)	$(6,951,914)
Forward foreign currency contracts	—	$(176,965)	—	—	(176,965)
Total	$(656,177)	$(176,965)	$(924,160)	$(5,371,577)	$(7,128,879)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$(609,856)	—	$(70,424)	$(2,892,173)	$(3,572,453)
Forward foreign currency contracts	—	$(663,595)	—	—	(663,595)
Total	$(609,856)	$(663,595)	$(70,424)	$(2,892,173)	$(4,236,048)

During the six months ended March 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$44,407,112
Futures contracts (to sell)	18,911,634
Forward foreign currency contracts (to buy)	66,492,056
Forward foreign currency contracts (to sell)	32,783,466

QS Strategic Real Return Fund 2020 Semi-Annual Report	39

Notes to consolidated financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$159,704	$(857,526)	$(697,822)	—	$(697,822)
BNP Paribas SA	157	—	157	—	157
Citibank N.A.	199,727	(387,745)	(188,018)	—	(188,018)
HSBC Securities Inc.	991,794	(1,170,291)	(178,497)	—	(178,497)
UBS Securities LLC	481,183	(525,324)	(44,141)	—	(44,141)
Total	$1,832,565	$(2,940,886)	$(1,108,321)	—	$(1,108,321)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

2 Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.25%, 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$332	$345
Class A2	1,428	1,606
Class C	395	124
Class I	—	851
Class IS	—	137
Total	$2,155	$3,063

40	QS Strategic Real Return Fund 2020 Semi-Annual Report

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$457
Class A2	1,072
Class C	158
Class I	1,517
Class IS	88,470
Total	$91,674

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$1,376	$12,843
Class A2	5,468	56,943
Class C	266	3,970
Class I	9,204	79,921
Class IS	558,687	4,596,330
Total	$575,001	$4,750,007

Net Realized Gains:
Class A	$9,204	$11,213
Class A2	39,587	49,391
Class C	2,706	4,792
Class I	53,928	62,947
Class IS	3,135,396	3,544,311
Total	$3,240,821	$3,672,654

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS Strategic Real Return Fund 2020 Semi-Annual Report	41

Notes to consolidated financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	415	$4,605	1,645	$18,387
Shares issued on reinvestment	722	8,008	1,696	17,815
Shares repurchased	(2,295)	(25,839)	(5,460)	(59,520)
Net decrease	(1,158)	$(13,226)	(2,119)	$(23,318)

Class A2
Shares sold	2,194	$23,023	6,641	$74,050
Shares issued on reinvestment	4,143	45,055	10,297	106,334
Shares repurchased	(18,537)	(184,388)	(18,995)	(205,225)
Net decrease	(12,200)	$(116,310)	(2,057)	$(24,841)

Class C
Shares sold	—	—	—	—
Shares issued on reinvestment	277	$2,972	857	$8,762
Shares repurchased	(416)	(4,144)	(8,821)	(96,720)
Net decrease	(139)	$(1,172)	(7,964)	$(87,958)

Class I
Shares sold	7,024	$69,807	80,902	$837,913
Shares issued on reinvestment	5,559	63,132	13,332	142,868
Shares repurchased	(109,413)	(942,909)	(94,546)	(1,042,892)
Net decrease	(96,830)	$(809,970)	(312)	$(62,111)

Class IS
Shares sold	76,419	$865,439	8,106	$95,000
Shares issued on reinvestment	329,637	3,694,083	770,063	8,140,641
Shares repurchased	(134,263)	(1,180,000)	(694,750)	(7,810,000)
Net increase	271,793	$3,379,522	83,419	$425,641

8. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

42	QS Strategic Real Return Fund 2020 Semi-Annual Report

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

QS Strategic Real Return Fund 2020 Semi-Annual Report	43

Board approval of management and subadvisory agreements (unaudited)

At its November 2019 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the investment management agreement between QS Investors, LLC and the controlled foreign corporation for the Fund (the “Investment Management Agreement”), the advisory agreement (the “Advisory Agreement”) between QS Investors, LLC (the “Adviser”) and the Manager, the subadvisory agreement between the Manager and the Adviser, the subadvisory agreement among the Manager, the Adviser and Western Asset Management Company, LLC (“Western Asset”), the subadvisory agreement among the Manager, the Adviser and ClearBridge Investments, LLC (“ClearBridge”), the subadvisory agreement among the Manager, the Adviser, Western Asset and Western Asset Management Company Ltd. (“Western Japan”), the subadvisory agreement among the Manager, the Adviser, Western Asset and Western Asset Management Company Limited (“WAML”) and the subadvisory agreement between the Manager and Western Asset pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement. (Each subadvisory agreement is referred to as a “Subadvisory Agreement.”) Western Asset, ClearBridge, Western Japan and WAML are each referred to herein as a “Subadviser.” (The Management Agreement, Investment Management Agreement, Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Agreements.”) The Board met on October 11, 2019 and received a presentation from senior Fund management that reviewed the information provided by the Manager and Western Asset. At such October meeting the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager, the Adviser and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 7, 2019. The Board, including the Independent Trustees, at its November 2019 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Management Agreement, the Investment Management Agreement, the Advisory Agreement and each Subadvisory Agreement. The Board considered that although no assets were currently being allocated to Western Asset under the Subadvisory Agreement for the provision of cash management

44	QS Strategic Real Return Fund

services, the Manager recommended that the Subadvisory Agreement be continued to permit allocation of cash assets to Western Asset at such time as the Manager determined to be appropriate. The Board also considered that currently no assets were being managed by ClearBridge, Western Japan or WAML, but the Manager recommended that these Subadvisory Agreements be continued. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager, the Adviser and each Subadviser under the Management and Investment Management, Advisory and Subadvisory Agreements, respectively. The Board also considered the supervisory activities provided by the Manager over the Adviser and Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the Manager’s role in coordinating the activities of the Adviser, the Subadvisers and the Fund’s other service providers and the services rendered by the Adviser and Western Asset. The Board’s evaluation of the services provided by the Manager, the Adviser and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, the Adviser and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including cybersecurity programs.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the Adviser’s portfolio management team primarily responsible for the strategic oversight of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager, the Adviser and the Subadvisers and the oversight provided by the Manager and/or the Adviser, as applicable. The Board considered the Manager’s commitment to providing effective and efficient investment management and shareholder services. The Board also considered the Adviser’s and the Subadvisers’ brokerage policies and practices, the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that the Adviser does not use soft dollars.

QS Strategic Real Return Fund	45

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the fiscal year-end dates selected and the selection of a peer group. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one-, three- and five-year periods ended June 30, 2019 placed the Class I Shares in the third quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the three-year period ended June 30, 2019 was higher than the median of the funds included in the Performance Universe. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management, advisory and subadvisory services provided by the Manager, the Adviser and the Subadvisers, respectively. The Board reviewed the subadvisory fees, noting that the Manager or Western Asset, and not the Fund, pays the fee to the Adviser and the Subadvisers. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver had been extended to December 31, 2021.

The Board also reviewed information regarding the fees the Manager and the Adviser charged any of their U.S. clients that were included in the same performance composite as the Fund, noting that there were none.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower

46	QS Strategic Real Return Fund

than the median of the Broadridge expense group (third quintile) and the actual total expense ratio was higher than the Broadridge expense group median and the expense universe median (fourth quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratio for Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019 and 2018, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2015 through 2019. The Board received a report from the independent consultant engaged by Legg Mason in February 2019 to assess the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown, and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 through 2019 fiscal years. Given the asset size of the Fund and the complex and the fee waivers, the Board concluded that although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

QS Strategic Real Return Fund	47

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QS

Strategic Real Return Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Investors, LLC

Subadvisers

ClearBridge Investments, LLC

QS Investors, LLC

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Strategic Real Return Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Strategic Real Return Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Strategic Real Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012787 5/20 SR20-3872

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 19, 2020